ASSETS SUBJECT TO FORECLOSURE AND DISCONTINUED OPERATIONS - Net income from discontinued operations (Details) - USD ($)	3 Months Ended		6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
ASSETS SUBJECT TO FORECLOSURE AND DISCONTINUED OPERATIONS
Revenues from contracts with customers	$ 73,674,526	$ 98,880,989	$ 142,640,298	$ 182,313,271
Cost of sales	(47,154,348)	(57,260,905)	(85,515,467)	(109,560,851)
Research and development expenses	(2,347,566)	(1,968,597)	(5,999,379)	(4,355,861)
Selling, general and administrative expenses	(17,144,866)	(25,351,644)	(34,327,650)	(48,964,269)
Other income or expenses, net	52,914	549,863	(148,885)	25,840
Operating profit (loss)	7,522,393	14,364,072	17,207,890	19,615,498
Financial cost	(7,950,232)	(6,429,412)	(16,118,130)	(13,078,030)
Other financial results	(938,299)	(634,948)	(4,717,256)	(3,903,776)
Income (Loss) before income tax	(1,366,138)	7,299,712	(3,627,496)	2,633,692
Income tax	(3,109,370)	(636,153)	(5,588,394)	255,526
(Loss)/ Profit for the period from discontinued operations	1,014,318	(6,058,318)	(1,693,532)	(8,482,030)
Discontinued operations
ASSETS SUBJECT TO FORECLOSURE AND DISCONTINUED OPERATIONS
Cost of sales		(4,289,502)		(7,785,601)
Assets subject to foreclosure
ASSETS SUBJECT TO FORECLOSURE AND DISCONTINUED OPERATIONS
Revenues from contracts with customers	15,783,275	7,878,122	24,253,498	17,066,918
Cost of sales	(4,965,581)	(4,289,502)	(7,900,947)	(7,785,601)
Research and development expenses	(1,513,131)	(2,224,239)	(3,577,786)	(4,248,254)
Selling, general and administrative expenses	(6,825,222)	(7,809,434)	(12,779,498)	(14,360,935)
Other income or expenses, net	122,906	(388)	129,029	(388)
Operating profit (loss)	2,602,247	(6,445,441)	124,296	(9,328,260)
Financial cost	(907,200)	(1,002,373)	(1,855,705)	(1,515,603)
Other financial results	(79,534)	554,251	243,043	1,151,858
Income (Loss) before income tax	1,615,513	(6,893,563)	(1,488,366)	(9,692,005)
Income tax	(601,195)	835,245	(205,166)	1,209,975
(Loss)/ Profit for the period from discontinued operations	$ 1,014,318	$ (6,058,318)	$ (1,693,532)	$ (8,482,030)